Employee Benefit Plans - Health Care Cost Trend Rates Related to U.S. Plan (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pre-age 65 [Member]
Healthcare Cost Trend Rate	8.00%	8.00%
Ultimate Trend Rate	5.60%	6.15%
Year at which the Rate Reaches the Ultimate Trend Rate	2045	2045
Post-age 65 [Member]
Healthcare Cost Trend Rate	8.00%	8.30%
Ultimate Trend Rate	5.60%	6.16%
Year at which the Rate Reaches the Ultimate Trend Rate	2045	2045